Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 19, 2013
Prospectus Date	rr_ProspectusDate	Jul 19, 2013
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HINVX

HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND
heartland INTERNATIONAL VALUE fund
INVESTMENT GOAL
The Heartland International Value Fund (the “Fund”) seeks long-term capital appreciation with modest current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	HEARTLAND INTERNATIONAL VALUE FUND Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 90 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		HEARTLAND INTERNATIONAL VALUE FUND Investor Class
Management Fees		0.85%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.96%
Total Annual Fund Operating Expenses		2.06%
Fee Waiver and/or Expense Reimbursement		(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.49%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, Heartland Advisors, Inc. (the ' Heartland Advisors'), and the Fund, Heartland Advisors has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.49% of the Fund's average net assets (the 'Expense Cap'), through at least May 1, 2016. The operating expense limitation agreement may be terminated only by, or with the consent of, Heartland's Board of Directors (the 'Board of Directors'). Heartland Advisors is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years, subject to the Expense Cap.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through May 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HEARTLAND INTERNATIONAL VALUE FUND Investor Class	152	471	941	2,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund primarily invests in non-U.S. and U.S. equity securities, selected on a value basis and whose current market prices, in Heartland Advisors, Inc.'s (“Heartland Advisors”) judgment, are undervalued relative to their true worth. At least a majority of its assets are invested in dividend paying equity securities, which may provide modest income to the Fund. Under normal circumstances, the Fund primarily invests in a concentrated number of non-U.S. and U.S. equity securities (including common stock, preferred stock, depositary receipts (“DRs”) and options) of companies with market capitalizations up to $5 billion at the time of purchase. The median market capitalization is expected to fluctuate over time depending on Heartland Advisor's perceptions of relative valuations, future prospects and market conditions.

The Fund may invest up to 50% of its net assets at market value at the time of purchase in emerging and less developed markets. At least 40% of the Fund's net assets, calculated at the time of purchase, will be invested in foreign securities. The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country, including the United States. Up to 10% of the Fund's net assets, measured at the time of purchase, may be invested in American Depositary Receipts (ADRs).

Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework is utilized to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of international stocks. It is constructed for investors who can accept the volatility and other investment risks of the broad-based international equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Principal Risks

The principal risk of investing in the Fund is that its share price and investment return will fluctuate, and you could lose money. The principal investment risks of the Fund include:

        -       Management Risk. The ability of the Fund to meet its investment objective is directly related to the Advisor's investment strategies for the Fund.

        -       General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

        -       LIMITED OPERATING HISTORY RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund.

        -       Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

        -       Foreign INVESTING RISK. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets.

        -       Emerging Markets Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss.

        -       Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

        -       SMALLER COMPANY SECURITIES. Equity securities of the smaller companies in which the Fund invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

        -       Limited Portfolio Risk. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund's NAV and investment return.

        -       Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

        -       Convertible Securities Risk. Because convertible securities have attributes of both debt and equity securities, they are exposed to the risks of both. Convertible securities are subordinated to any senior debt securities of an issuer, and their value can change in response to changes in interest rates or in perceptions of the creditworthiness of their issuer. Since the value of convertible securities is also derived in part from the value of the common stock into which they may be converted, they are also subject to the same types of market and issuer risks that apply to the underlying common stock.

        -       Preferred Stock Risk. A preferred stock has a blend of the characteristics of bonds and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited.

Past Performance

Pursuant to an Agreement and Plan of Reorganization between the Heartland Funds, on behalf of the Fund, and Trust for Professional Managers, on behalf of the Heartland International Value Fund (the “Predecessor Fund”), to take place on or about October 1, 2013, the Fund will acquire all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund. The following tables show historical performance of the Predecessor Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Predecessor Fund varied from year to year. Table II shows how the Predecessor Fund's average annual total returns compare to its securities market benchmark. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at www.heartlandfunds.com or by calling 1-800-432-7856.

TABLE I Year-by-Year Total Returns

Best Quarter: Worst Quarter: 1st Quarter of 2012. . . .15.51% 3rd Quarter of 2011 . . . .-16.32%
TABLE II Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns HEARTLAND INTERNATIONAL VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	26.97%	1.98%	Oct 1, 2010
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	26.84%	1.96%	Oct 1, 2010
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.16%	1.81%	Oct 1, 2010
MSCI AC World Index ex USA Small Cap Value	MSCI AC World Index ex USA Small Cap Value (reflects no deduction for fees, expenses or taxes)	20.15%	2.98%	Oct 1, 2010

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	heartland INTERNATIONAL VALUE fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Heartland International Value Fund (the “Fund”) seeks long-term capital appreciation with modest current income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through May 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in non-U.S. and U.S. equity securities, selected on a value basis and whose current market prices, in Heartland Advisors, Inc.'s (“Heartland Advisors”) judgment, are undervalued relative to their true worth. At least a majority of its assets are invested in dividend paying equity securities, which may provide modest income to the Fund. Under normal circumstances, the Fund primarily invests in a concentrated number of non-U.S. and U.S. equity securities (including common stock, preferred stock, depositary receipts (“DRs”) and options) of companies with market capitalizations up to $5 billion at the time of purchase. The median market capitalization is expected to fluctuate over time depending on Heartland Advisor's perceptions of relative valuations, future prospects and market conditions.

The Fund may invest up to 50% of its net assets at market value at the time of purchase in emerging and less developed markets. At least 40% of the Fund's net assets, calculated at the time of purchase, will be invested in foreign securities. The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country, including the United States. Up to 10% of the Fund's net assets, measured at the time of purchase, may be invested in American Depositary Receipts (ADRs).

Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework is utilized to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of international stocks. It is constructed for investors who can accept the volatility and other investment risks of the broad-based international equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that its share price and investment return will fluctuate, and you could lose money. The principal investment risks of the Fund include:

        -       Management Risk. The ability of the Fund to meet its investment objective is directly related to the Advisor's investment strategies for the Fund.

        -       General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

        -       LIMITED OPERATING HISTORY RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund.

        -       Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

        -       Foreign INVESTING RISK. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets.

        -       Emerging Markets Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss.

        -       Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

        -       SMALLER COMPANY SECURITIES. Equity securities of the smaller companies in which the Fund invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

        -       Limited Portfolio Risk. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund's NAV and investment return.

        -       Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

        -       Convertible Securities Risk. Because convertible securities have attributes of both debt and equity securities, they are exposed to the risks of both. Convertible securities are subordinated to any senior debt securities of an issuer, and their value can change in response to changes in interest rates or in perceptions of the creditworthiness of their issuer. Since the value of convertible securities is also derived in part from the value of the common stock into which they may be converted, they are also subject to the same types of market and issuer risks that apply to the underlying common stock.

        -       Preferred Stock Risk. A preferred stock has a blend of the characteristics of bonds and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Pursuant to an Agreement and Plan of Reorganization between the Heartland Funds, on behalf of the Fund, and Trust for Professional Managers, on behalf of the Heartland International Value Fund (the “Predecessor Fund”), to take place on or about October 1, 2013, the Fund will acquire all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund. The following tables show historical performance of the Predecessor Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Predecessor Fund varied from year to year. Table II shows how the Predecessor Fund's average annual total returns compare to its securities market benchmark. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at www.heartlandfunds.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Predecessor Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I Year-by-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: 1st Quarter of 2012. . . .15.51% 3rd Quarter of 2011 . . . .-16.32%
Performance Table, Heading	rr_PerformanceTableHeading	TABLE II Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor���s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | MSCI AC World Index ex USA Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index ex USA Small Cap Value (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 90 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	941
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,241
Annual Return 2011	rr_AnnualReturn2011	(21.99%)
Annual Return 2012	rr_AnnualReturn2012	26.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010

[1]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, Heartland Advisors, Inc. (the ' Heartland Advisors'), and the Fund, Heartland Advisors has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.49% of the Fund's average net assets (the 'Expense Cap'), through at least May 1, 2016. The operating expense limitation agreement may be terminated only by, or with the consent of, Heartland's Board of Directors (the 'Board of Directors'). Heartland Advisors is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years, subject to the Expense Cap.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
Document Creation Date	dei_DocumentCreationDate	Jul 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 19, 2013
Prospectus Date	rr_ProspectusDate	Jul 19, 2013